UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                   Investment Company Act File Number 811-6628
                                                      --------

                            The Yacktman Funds, Inc.
                            ------------------------
               (Exact name of Registrant as specified in charter)

                               1110 Lake Cook Road
                                    Suite 385
                             Buffalo Grove, IL 60089
                            ------------------------
               (Address of principal executive offices) (Zip code)

                          Yacktman Asset Management Co.
                               1110 Lake Cook Road
                                    Suite 385
                             Buffalo Grove, IL 60089
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (847)325-0707
                                                          -------------

                      Date of fiscal year end: December 31
                                               -----------
                     Date of reporting period: June 30, 2004
                                               -------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

                                                                          [LOGO]
                                                              THE YACKTMAN FUNDS

               -----------------------------------------------------------------
                                                              SEMI-ANNUAL REPORT
               -----------------------------------------------------------------

                                                                   June 30, 2004
--------------------------------------------------------------------------------

This report is submitted for the general information of shareholders of The Yacktman Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully.

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
MESSAGE TO SHAREHOLDERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dear Fellow Shareholder:

  The Funds are slightly positive for the year and are selling at virtually their all-time highs when adjusted for distributions of income and capital gains. For the past three years, the cumulative return for The Yacktman Fund is up 69.53% and The Yacktman Focused Fund is up 76.88% while the S&P 500/R Index is down 2.07%. If someone invested $100 in each Fund three years ago it would now be $169.53 and $176.88, respectively, compared to $97.93 in the S&P 500/R Index. As you can see from the chart below, the Funds' performance versus the S&P 500/R Index has been strong since their inception. Moreover, we have achieved these returns in what we believe is a risk-averse manner.

                                    [PHOTO]
                               Donald A. Yacktman

                                    [PHOTO]
                              Stephen A. Yacktman

--------------------------------------------------------------------------------
                           THE                           THE
 PERIOD                 YACKTMAN       S&P 500/R      YACKTMAN       S&P 500/R
 ENDED                   FUND(1)         INDEX     FOCUSED FUND(2)     INDEX
 JUNE 30,              ANNUALIZED     ANNUALIZED     ANNUALIZED     ANNUALIZED
 2004                    RETURNS        RETURNS        RETURNS        RETURNS
--------------------------------------------------------------------------------
 One Year                19.36%         19.11%         17.22%         19.11%
 Three Years             19.24%         (0.69)%        20.94%         (0.69)%
 Five Years              11.69%         (2.20)%        10.03%         (2.20)%
 Ten Years               13.82%         11.83%           N/A          11.83%
 Since Inception         11.09%         10.95%          8.52%          6.63%

(1) The Yacktman Fund Inception (7/6/92)
(2) The Yacktman Focused Fund Inception (5/1/97)

The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. To obtain performance current to the most recent month-end, please call 1-800-525-8258.
--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  The first half of this year has been challenging because there have been few attractive investment opportunities, with the result that our cash levels are higher than we would like. To be clear, our desired cash level is zero. However when we cannot find acceptable investments from a risk/reward standpoint, we are willing to hold cash. Our goal is to produce strong returns over longer time periods and occasionally that means playing as much defense as offense. When cash is a significant percentage of our portfolio, it is a reflection of how difficult it is for us to find bargains in the marketplace. Speculators may find the current environment more fruitful than we do; however, speculation is by and large a short-term strategy that is inconsistent with our objectives. We have found it more beneficial to ignore the crowd and stick with a patient, logical approach for the long-run. Both individual stocks and the market as a whole fluctuate, and it can be expected that sometime in the future bargains will resurface.

  Generally speaking, bargains appear in one of two ways. First, a company runs into a short-term problem for which a long-term solution is readily obtainable. However, the marketplace views the temporary issue as a permanent problem causing the stock of the company to plunge in price, creating an attractive buying opportunity for the well-informed investor. For example, AmeriCredit Corp., one of the larger positions in the Funds, became attractive due to company-specific problems in the spring of 2003. Bargains also appear when the overall market is confronted with an unanticipated event which shakes up investors' confidence and leads to large scale speculative selling, such as the precipitous market drop following 9/11.

  We feel our job is to recognize these opportunities and be prepared to act boldly when they present themselves. We are now in a position to act quickly and will patiently wait for the truly attractive opportunities to appear. We have learned from experience that big rewards go to those who are cautious and patient in inflated environments and aggressive during inappropriate panics.

--------------------------------------------------------------------------------

  Our goal is always to make money for investors in absolute terms, not to lose less than others. We feel our record demonstrates our ability to deliver on our long-term strategy and expect that this approach will continue to work well in the future.

  We appreciate your continued support and we will continue to work diligently on your behalf.

Sincerely,

/s/Donald A. Yacktman                   /s/Stephen A. Yacktman

Donald A. Yacktman                      Stephen A. Yacktman
President & Co-Portfolio Manager        Co-Portfolio Manager


--------------------------------------------------------------------------------

THE YACKTMAN FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

TOP TEN EQUITY HOLDINGS
June 30, 2004 (Unaudited)

--------------------------------------------------------------------------------
                                 PERCENTAGE OF
                                   NET ASSETS
--------------------------------------------------------------------------------
Liberty Media Corp.                    6.5%
Kraft Foods, Inc.                      6.2
Henkel KGaA                            5.8
AmeriCredit Corp.                      4.8
Lancaster Colony Corp.                 4.6
Coca-Cola Co.                          4.0
Clorox Co.                             3.9
Tyco International Ltd.                3.9
Bristol-Myers Squibb Co.               2.6
Interpublic Group of Cos., Inc.        1.8
                                    -------
 TOTAL                                44.1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE YACKTMAN FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
EQUITY PURCHASES & SALES
For the Six Months Ended June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
                                                  NET SHARES          CURRENT
PURCHASES                                         PURCHASED         SHARES HELD
Coca-Cola Co.                                        130,000           280,000
Friedman's, Inc., Class A                             85,000           465,000
Johnson & Johnson                                     30,000            70,000
Liberty Media Corp.                                  850,000         2,600,000
--------------------------------------------------------------------------------
                                                  NET SHARES          CURRENT
SALES                                                SOLD           SHARES HELD
--------------------------------------------------------------------------------
American Express Co.                                  25,000                 -
AmeriCredit Corp.                                    150,000           880,000
Apogent Technologies, Inc.                           260,000                 -
Bandag, Inc., Class A                                 10,000            20,000
Cadbury Schweppes plc                                 20,000           180,000
Electronic Data Systems Corp.                         50,000           300,000
Gemstar-TV Guide International, Inc.                 300,000                 -
MGIC Investment Corp.                                 20,000            30,000
National Beverage Corp.                               39,200                 -
Russ Berrie & Co., Inc.                               30,000                 -
Saucony, Inc., Class B                                90,000                 -
Tupperware Corp.                                     170,000                 -
Tyco International Ltd.                              390,000           420,000

--------------------------------------------------------------------------------

THE YACKTMAN FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
                                                    NUMBER
                                                  OF SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 69.8%
AUTO COMPONENTS - 0.2%
Bandag, Inc., Class A                                 20,000          $832,000
                                                                 -------------
BANKS - 1.6%
U.S. Bancorp                                         150,000         4,134,000
Washington Mutual, Inc.                               40,000         1,545,600
                                                                 -------------
                                                                     5,679,600
                                                                 -------------
BEVERAGES - 5.3%
Coca-Cola Co.                                        280,000        14,134,400
PepsiCo, Inc.                                         90,000         4,849,200
                                                                 -------------
                                                                    18,983,600
                                                                 -------------
CHEMICALS - 0.4%
Lubrizol Corp.                                        40,000         1,464,800
                                                                 -------------
COMMERCIAL SERVICES & SUPPLIES - 1.2%
Block H&R, Inc.                                       90,000         4,291,200
                                                                 -------------
DIVERSIFIED FINANCIALS - 8.0%
AmeriCredit Corp.*                                   880,000        17,186,400
Federal Home Loan Mortgage Corp.                     100,000         6,330,000
Federal National Mortgage Association                 70,000         4,995,200
                                                                 -------------
                                                                    28,511,600
                                                                 -------------
FOOD PRODUCTS - 13.1%
Cadbury Schweppes plc                                180,000         6,314,400
Interstate Bakeries Corp.                            180,000         1,953,000
Kraft Foods, Inc.                                    700,000        22,176,000
Lancaster Colony Corp.                               390,000        16,239,600
                                                                 -------------
                                                                    46,683,000
                                                                 -------------
GAS UTILITIES - 1.3%
Nicor, Inc.                                          140,000         4,755,800
                                                                 -------------
HEALTH CARE PROVIDERS & SERVICES - 1.5%
First Health Group Corp.*                            350,000         5,463,500
                                                                 -------------
HOUSEHOLD PRODUCTS - 11.0%
Clorox Co.                                           260,000        13,982,800
Henkel KGaA                                          265,000        20,650,470
Unilever NV                                           65,000         4,453,150
                                                                 -------------
                                                                    39,086,420
                                                                 -------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                  OF SHARES            VALUE
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - 3.9%
Tyco International Ltd.                              420,000       $13,918,800
                                                                 -------------
INSURANCE - 1.3%
MBIA, Inc.                                            40,000         2,284,800
MGIC Investment Corp.                                 30,000         2,275,800
                                                                 -------------
                                                                     4,560,600
                                                                 -------------
INTERNET & CATALOG RETAIL - 0.3%
Blair Corp.                                           40,000         1,156,000
                                                                 -------------
IT CONSULTING & SERVICES - 3.2%
Electronic Data Systems Corp.                        300,000         5,745,000
First Data Corp.                                     130,000         5,787,600
                                                                 -------------
                                                                    11,532,600
                                                                 -------------
MEDIA - 8.4%
Interpublic Group of Cos., Inc.*                     480,000         6,590,400
Liberty Media Corp.*                               2,600,000        23,374,000
                                                                 -------------
                                                                    29,964,400
                                                                 -------------
PHARMACEUTICALS - 4.7%
Bristol-Myers Squibb Co.                             380,000         9,310,000
Johnson & Johnson                                     70,000         3,899,000
Pfizer, Inc.                                         100,000         3,428,000
                                                                 -------------
                                                                    16,637,000
                                                                 -------------
REAL ESTATE - 1.8%
Trizec Properties, Inc.                              400,000         6,504,000
                                                                 -------------
SOFTWARE - 0.8%
Microsoft Corp.                                      100,000         2,856,000
                                                                 -------------
SPECIALTY RETAIL - 0.4%
Friedman's, Inc., Class A                            465,000         1,474,050
                                                                 -------------
TOBACCO - 1.4%
Altria Group, Inc.                                   100,000         5,005,000
                                                                 -------------

Total Common Stocks
   (cost $175,327,081)                                             249,359,970
                                                                 -------------

--------------------------------------------------------------------------------

THE YACKTMAN FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Cont'd.)
June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
                                                  PRINCIPAL
                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 1.8%
Fleming Cos., Inc.,
   10.125%, 4/1/08*+                             $18,400,000       $ 3,266,000
Fleming Cos., Inc.,
   9.25%, 6/15/10*+                               17,175,000         3,048,562
                                                                 -------------
Total Corporate Bonds
   (cost $14,128,053)                                                6,314,562
                                                                 -------------
SHORT-TERM INVESTMENTS - 54.9%
COMMERCIAL PAPER - 27.9%
ChevronTexaco Corp.,
   1.10%, 7/7/04                                  16,600,000        16,596,957
GE Capital Corp.,
   1.15%, 7/7/04                                  16,600,000        16,596,818
M.I.N.T.,
   1.30%, 7/1/04                                  16,700,000        16,700,000
Prudential Funding,
   1.15%, 7/7/04                                  16,600,000        16,596,818
Rabobank Financial Corp.,
   1.30%, 7/1/04                                  16,700,000        16,700,000
UBS Financial,
   1.20%, 7/7/04                                  16,600,000        16,596,680
                                                                 -------------
Total Commercial Paper
   (cost $99,787,273)                                               99,787,273
                                                                 -------------
DEMAND NOTE (VARIABLE RATE) - 0.3%
U.S. Bancorp, N.A., 1.04%                            908,193           908,193
                                                                 -------------
Total Demand Note
   (cost $908,193)                                                     908,193
                                                                 -------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                       VALUE
--------------------------------------------------------------------------------
OTHER SHORT-TERM INVESTMENT - 26.7%
Securities Lending Investment Account
   (cost $95,479,320)                                              $95,479,320
                                                                 -------------
Total Short-Term Investments
   (cost $196,174,786)                                             196,174,786
                                                                 -------------
Total Investments - 126.5%
   (cost $385,629,920)                                             451,849,318
Other Assets less Liabilities - 0.2%                                   985,303
Less Liability for Collateral on Securities
   Loaned - (26.7)%                                               (95,479,320)
                                                                 -------------
Net Assets - 100% (equivalent to $15.47
   per share based on 23,097,686
   shares outstanding)                                            $357,355,301
                                                                 =============
* Non-income producing
+ Issue in default

See notes to financial statements

--------------------------------------------------------------------------------

THE YACKTMAN FOCUSED FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
EQUITY PURCHASES & SALES
For the Six Months Ended June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
                                                  NET SHARES          CURRENT
PURCHASES                                         PURCHASED         SHARES HELD
--------------------------------------------------------------------------------
Coca-Cola Co.                                         45,000           125,000
Friedman's, Inc., Class A                             30,000           260,000
Liberty Media Corp.                                  210,000           880,000
--------------------------------------------------------------------------------
                                                  NET SHARES          CURRENT
SALES                                                SOLD           SHARES HELD
--------------------------------------------------------------------------------
AmeriCredit Corp.                                     80,000           380,000
Apogent Technologies, Inc.                           120,000                 -
Clorox Co.                                            15,000            85,000
Kraft Foods, Inc.                                     50,000           250,000
MBIA, Inc.                                            20,000                 -
MGIC Investment Corp.                                 30,000                 -
Saucony, Inc., Class B                                35,000                 -
Trizec Properties, Inc.                               30,000           120,000
Tyco International Ltd.                              220,000           140,000
Unilever NV                                           10,000            30,000

--------------------------------------------------------------------------------

THE YACKTMAN FOCUSED FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
                                                    NUMBER
                                                  OF SHARES            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 73.5%
BEVERAGES - 6.1%
Coca-Cola Co.                                        125,000        $6,310,000
                                                                 -------------
COMMERCIAL SERVICES & SUPPLIES - 1.6%
Block H&R, Inc.                                       35,000         1,668,800
                                                                 -------------
DIVERSIFIED FINANCIALS - 12.4%
AmeriCredit Corp.*                                   380,000         7,421,400
Federal Home Loan Mortgage Corp.                      85,000         5,380,500
                                                                 -------------
                                                                    12,801,900
                                                                 -------------
FOOD PRODUCTS - 13.6%
Interstate Bakeries Corp.                            110,000         1,193,500
Kraft Foods, Inc.                                    250,000         7,920,000
Lancaster Colony Corp.                               120,000         4,996,800
                                                                 -------------
                                                                    14,110,300
                                                                 -------------
HEALTH CARE PROVIDERS & SERVICES - 2.3%
First Health Group Corp.*                            150,000         2,341,500
                                                                 -------------
HOUSEHOLD PRODUCTS - 12.9%
Clorox Co.                                            85,000         4,571,300
Henkel KGaA                                           85,000         6,623,736
Unilever NV                                           30,000         2,055,300
                                                                 -------------
                                                                    13,250,336
                                                                 -------------
INDUSTRIAL CONGLOMERATES - 4.5%
Tyco International Ltd.                              140,000         4,639,600
                                                                 -------------
IT CONSULTING & SERVICES - 2.0%
Electronic Data Systems Corp.                        110,000         2,106,500
                                                                 -------------
MEDIA - 10.2%
Interpublic Group of Cos., Inc.*                     193,100         2,651,263
Liberty Media Corp.*                                 880,000         7,911,200
                                                                 -------------
                                                                    10,562,463
                                                                 -------------
PHARMACEUTICALS - 3.3%
Bristol-Myers Squibb Co.                             140,000         3,430,000
                                                                 -------------
REAL ESTATE - 1.9%
Trizec Properties, Inc.                              120,000         1,951,200
                                                                 -------------
SPECIALTY RETAIL - 0.8%
Friedman's, Inc., Class A                            260,000           824,200
                                                                 -------------

--------------------------------------------------------------------------------

THE YACKTMAN FOCUSED FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Cont'd.)
June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
                                                    NUMBER
                                                  OF SHARES            VALUE
--------------------------------------------------------------------------------
TOBACCO - 1.9%
Altria Group, Inc.                                    40,000      $  2,002,000
                                                                 -------------

Total Common Stocks
   (cost $59,376,235)                                               75,998,799
                                                                 -------------
--------------------------------------------------------------------------------
                                                  PRINCIPAL
                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS - 2.2%
Fleming Cos., Inc.,
   10.125%, 4/1/08*+                             $11,825,000         2,098,937
Fleming Cos., Inc.,
   9.25%, 6/15/10*+                                1,000,000           177,500
                                                                 -------------
Total Corporate Bonds
   (cost $4,810,219)                                                 2,276,437
                                                                 -------------
SHORT-TERM INVESTMENTS - 41.9%
COMMERCIAL PAPER - 22.6%
GE Capital Corp.,
   1.15%, 7/7/04                                   4,600,000         4,599,119
M.I.N.T., 1.30%, 7/1/04                            4,800,000         4,800,000
Prudential Funding,
   1.15%, 7/7/04                                   4,600,000         4,599,118
Rabobank Financial Corp.,
   1.30%, 7/1/04                                   4,800,000         4,800,000
UBS Financial, 1.20%, 7/7/04                       4,600,000         4,599,080
Total Commercial Paper
   (cost $23,397,317)                                               23,397,317
                                                                 -------------
DEMAND NOTE (VARIABLE RATE) - 0.9%
U.S. Bancorp, N.A., 1.04%                            979,658           979,658
                                                                 -------------
Total Demand Note
   (cost $979,658)                                                     979,658
                                                                 -------------
OTHER SHORT-TERM INVESTMENT - 18.4%
Securities Lending Investment Account
   (cost $19,032,300)                                               19,032,300
                                                                 -------------
Total Short-Term Investments
   (cost $43,409,275)                                               43,409,275
                                                                 -------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    NUMBER
                                                 OF CONTRACTS          VALUE
--------------------------------------------------------------------------------
PUT OPTION PURCHASED - 0.6%
Omnicom Group
   Expiring Jan. 2005 @ $100.00                          250          $601,250
                                                                 -------------
Total Put Option Purchased
   (cost $1,003,500)                                                   601,250
                                                                 -------------
Total Investments - 118.2%
   (cost $108,599,229)                                             122,285,761
Other Assets less Liabilities - 0.2%                                   182,564
Less Liability for Collateral on Securities
   Loaned - (18.4)%                                               (19,032,300)
                                                                 -------------
Net Assets - 100% (equivalent to $16.43
   per share based on 6,297,177
   shares outstanding)                                            $103,436,025
                                                                 =============
* Non-income producing
+ Issue in default

See notes to financial statements

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS & LIABILITIES
June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
                                                 THE YACKTMAN      THE YACKTMAN
                                                     FUND          FOCUSED FUND
--------------------------------------------------------------------------------

ASSETS:
  Investments at value
     (cost $385,629,920 and
     $108,599,229, respectively)                $451,849,318      $122,285,761
  Receivable for fund shares sold                  1,282,559           226,764
  Dividends and interest receivable                  594,061           175,938
  Prepaid expenses
     and other assets                                 81,240            32,657
                                               -------------     -------------
       Total Assets                              453,807,178       122,721,120
                                               -------------     -------------

LIABILITIES:
  Collateral for securities loaned                95,479,320        19,032,300
  Payable for fund shares
     redeemed                                        636,610           132,192
  Accrued investment
     advisory fees                                   186,960            71,264
  Other accrued expenses                             148,987            49,339
                                               -------------     -------------
       Total Liabilities                          96,451,877        19,285,095
                                               -------------     -------------

NET ASSETS                                      $357,355,301      $103,436,025
                                               =============     =============

NET ASSETS CONSIST OF:
  Capital stock                                 $268,577,806       $80,781,947
  Undistributed net
     investment income                             1,271,601           109,642
  Undistributed net realized gains                21,286,496         8,857,904
  Net unrealized appreciation
     on investments                               66,219,398        13,686,532
                                               -------------     -------------
       Total Net Assets                         $357,355,301      $103,436,025
                                               =============     =============

CAPITAL STOCK, $.0001 par value
  Authorized                                     500,000,000       500,000,000
  Issued and outstanding                          23,097,686         6,297,177

NET ASSET VALUE,
REDEMPTION PRICE AND
OFFERING PRICE PER SHARE                              $15.47            $16.43
                                                      ======            ======

See notes to financial statements

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------
                                                 THE YACKTMAN      THE YACKTMAN
                                                     FUND          FOCUSED FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend income                              $2,489,144(1)       $697,465(2)
  Interest income                                    400,914           141,322
  Securities lending income
     (See Note 5)                                     27,449             5,817
                                               -------------     -------------
                                                   2,917,507           844,604
                                               -------------     -------------

EXPENSES:
  Investment advisory fees                         1,127,699           587,997
  Shareholder servicing fees                         265,315            83,428
  Administration and
     accounting fees                                  99,289            29,400
  Federal and state
     registration fees                                32,604            33,849
  Reports to shareholders                             32,277            11,045
  Custody fees                                        30,752            16,084
  Professional fees                                   29,819            15,454
  Directors' fees and expenses                        11,214             3,962
  Miscellaneous costs                                 16,426             5,485
                                               -------------     -------------

  Total expenses before
     reimbursements                                1,645,395           786,704
                                               -------------     -------------
  Expense reimbursements
     (See Note 4)                                          -          (51,708)
                                               -------------     -------------

  Net expenses                                     1,645,395           734,996
                                               -------------     -------------

NET INVESTMENT INCOME                              1,272,112           109,608
                                               -------------     -------------

REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments                21,507,745         8,139,293
  Change in unrealized appreciation
     on investments                             (18,019,833)       (7,662,642)
                                               -------------     -------------
  Net realized and unrealized gain
     on investments                                3,487,912           476,651
                                               -------------     -------------

NET INCREASEIN NET ASSETS
RESULTING FROM OPERATIONS                         $4,760,024          $586,259
                                               =============     =============

(1) Net of $72,144 in foreign withholding taxes
(2) Net of $25,012 in foreign withholding taxes

See notes to financial statements

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                         THE YACKTMAN
                                                                        THE YACKTMAN FUND                FOCUSED FUND
                                                                  ----------------------------- -----------------------------
                                                                   SIX MONTHS ENDED              SIX MONTHS ENDED
                                                                    JUNE 30, 2004    YEAR ENDED   JUNE 30, 2004   YEAR ENDED
                                                                     (UNAUDITED)   DEC. 31, 2003   (UNAUDITED)  DEC. 31, 2003
                                                                  ----------------------------- -----------------------------
OPERATIONS:
  Net investment income                                               $1,272,112     $4,570,375       $109,608       $550,759
  Net realized gain on investments                                    21,507,745     28,104,195      8,139,293      5,822,252
  Change in unrealized appreciation
     on investments                                                 (18,019,833)     53,078,142    (7,662,642)     16,265,061
                                                                   -------------  -------------  -------------  -------------
  Net increase in net assets resulting from operations                 4,760,024     85,752,712        586,259     22,638,072
                                                                   -------------  -------------  -------------  -------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                          108,975,592    543,144,776     45,506,005    224,697,014
  Proceeds from reinvestment of distributions                                  -     21,960,932              -      1,208,839
                                                                   -------------  -------------  -------------  -------------
                                                                     108,975,592    565,105,708     45,506,005    225,905,853

  Payments for shares redeemed                                      (81,808,566)  (723,688,508)   (70,010,856)  (235,154,944)
                                                                   -------------  -------------  -------------  -------------
  Net increase (decrease)                                             27,167,026  (158,582,800)   (24,504,851)    (9,249,091)
                                                                   -------------  -------------  -------------  -------------

DISTRIBUTIONS PAIDFROM:
  Net investment income                                                        -    (3,474,105)              -      (505,991)
  Net realized gains                                                           -   (19,559,367)              -      (778,448)
                                                                   -------------  -------------  -------------  -------------
     Total distributions                                                       -   (23,033,472)              -    (1,284,439)
                                                                   -------------  -------------  -------------  -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                               31,927,050   (95,863,560)   (23,918,592)     12,104,542

NET ASSETS:
  Beginning of period                                                325,428,251    421,291,811    127,354,617    115,250,075
                                                                   -------------  -------------  -------------  -------------

  End of period (including undistributed
     net investment income of $1,271,601, $0,
     $109,642 and $0, respectively)                                 $357,355,301   $325,428,251   $103,436,025   $127,354,617
                                                                   =============  =============  =============  =============


TRANSACTIONS IN SHARES:
  Shares sold                                                          7,083,562     41,725,550      2,766,071     16,379,111
  Issued in reinvestment of distributions                                      -      1,441,760              -         74,344
  Shares redeemed                                                    (5,345,210)   (55,981,024)    (4,293,515)    (17,865,154
                                                                   -------------  -------------  -------------  -------------
  Net increase (decrease)                                              1,738,352   (12,813,714)    (1,527,444)    (1,411,699)
                                                                   =============  =============  =============  =============


See notes to financial statements

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                         THE YACKTMAN FUND                     THE YACKTMAN FUND
-------------------------------------------------------------------------------    --------------------------------------------
                                                       SIX MONTHS     YEAR
                                                         ENDED        ENDED
For a Fund share outstanding                         JUNE 30, 2004  DEC. 31,                YEAR ENDED DECEMBER 31,
throughout each period                                (UNAUDITED)     2003         2002        2001         2000        1999
-------------------------------------------------------------------------------    --------------------------------------------
Net asset value, beginning
  of period                                             $15.24       $12.33      $11.16        $9.80       $9.40       $11.61

Income from investment
  operations:
  Net investment income                                   0.06         0.23        0.13         0.08        0.11         0.12
  Net realized and unrealized
     gain (loss) on investments                           0.17         3.84        1.14         1.83        1.16       (2.07)
                                                    ----------   ----------  ----------   ----------  ----------   ----------
  Total from investment
     operations                                           0.23         4.07        1.27         1.91        1.27       (1.95)
                                                    ----------   ----------  ----------   ----------  ----------   ----------

Less distributions:
  From net investment income                                 -       (0.17)      (0.10)       (0.05)      (0.06)       (0.10)
  From net realized gains                                    -       (0.99)           -       (0.50)      (0.81)       (0.16)
                                                    ----------   ----------  ----------   ----------  ----------   ----------
  Total distributions                                        -       (1.16)      (0.10)       (0.55)      (0.87)       (0.26)
                                                    ----------   ----------  ----------   ----------  ----------   ----------

Net asset value, end
  of period                                             $15.47       $15.24      $12.33       $11.16       $9.80        $9.40
                                                    ==========   ==========  ==========   ==========  ==========   ==========

Total Return                                          1.51%(1)       33.03%      11.41%       19.47%      13.46%     (16.90)%
                                                    ==========   ==========  ==========   ==========  ==========   ==========

Supplemental data and ratios:
  Net assets, end of period (000s)                    $357,355     $325,428    $421,292     $113,199     $69,800     $109,430
                                                    ==========   ==========  ==========   ==========  ==========   ==========
  Ratio of expenses before expense
     reimbursements to average net
     assets (See Note 4)                              0.95%(2)        0.94%       0.99%        1.17%       1.23%        0.72%
                                                    ==========   ==========  ==========   ==========  ==========   ==========
  Ratio of net expenses to average
     net assets                                       0.95%(2)        0.94%       0.99%        1.17%       1.23%        0.71%
                                                    ==========   ==========  ==========   ==========  ==========   ==========
  Ratio of net investment income to
     average net assets                               0.73%(2)        1.25%       2.01%        1.06%       1.03%        0.95%
                                                    ==========   ==========  ==========   ==========  ==========   ==========


  Portfolio turnover rate                             7.09%(1)       40.01%      39.19%       42.79%      19.00%        4.80%
                                                    ==========   ==========  ==========   ==========  ==========   ==========


(1) Not annualized
(2) Annualized

See notes to financial statements

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Cont'd.)


                                                     THE YACKTMAN FOCUSED FUND             THE YACKTMAN FOCUSED FUND
-------------------------------------------------------------------------------    --------------------------------------------
                                                       SIX MONTHS     YEAR
                                                         ENDED        ENDED
For a Fund share outstanding                         JUNE 30, 2004  DEC. 31,                YEAR ENDED DECEMBER 31,
throughout each period                                (UNAUDITED)     2003         2002        2001         2000        1999
-------------------------------------------------------------------------------    --------------------------------------------
Net asset value, beginning
  of period                                             $16.28       $12.48      $10.92        $9.40       $8.96       $11.62

Income from investment
  operations:
  Net investment income                                   0.02         0.07        0.08         0.09        0.14         0.09
  Net realized and unrealized
     gain (loss) on investments                           0.13         3.90        1.56         1.52        0.45       (2.64)
                                                    ----------   ----------  ----------   ----------  ----------   ----------
  Total from investment
     operations                                           0.15         3.97        1.64         1.61        0.59       (2.55)
                                                    ----------   ----------  ----------   ----------  ----------   ----------

Less distributions:
  From net investment income                                 -       (0.07)      (0.08)       (0.09)      (0.14)       (0.09)
  From net realized gains                                    -       (0.10)           -            -           -       (0.02)
  Return of capital                                          -            -           -            -      (0.01)            -
                                                    ----------   ----------  ----------   ----------  ----------   ----------
  Total distributions                                        -       (0.17)      (0.08)       (0.09)      (0.15)       (0.11)
                                                    ----------   ----------  ----------   ----------  ----------   ----------
Net asset value, end
  of period                                             $16.43       $16.28      $12.48       $10.92       $9.40        $8.96
                                                    ==========   ==========  ==========   ==========  ==========   ==========

Total Return                                          0.92%(1)       31.79%      14.99%       17.14%       6.60%     (22.02)%
                                                    ==========   ==========  ==========   ==========  ==========   ==========

Supplemental data and ratios:
  Net assets, end of period (000s)                    $103,436     $127,355    $115,250       $9,356      $7,606       $9,008
                                                    ==========   ==========  ==========   ==========  ==========   ==========
  Ratio of expenses before expense
     reimbursements to average net
     assets (See Note 4)                              1.33%(2)     1.36%(3)       1.45%        2.32%       2.50%        1.19%
                                                    ==========   ==========  ==========   ==========  ==========   ==========
  Ratio of net expenses to average
     net assets                                       1.25%(2)     1.26%(4)       1.25%        1.25%       1.25%        1.19%
                                                    ==========   ==========  ==========   ==========  ==========   ==========
  Ratio of net investment income to
     average net assets                               0.27%(2)        0.51%       1.68%        1.06%       1.56%        0.74%
                                                    ==========   ==========  ==========   ==========  ==========   ==========


  Portfolio turnover rate                             6.56%(1)       71.38%      49.95%       51.33%      37.84%       25.36%
                                                    ==========   ==========  ==========   ==========  ==========   ==========


(1)  Not annualized
(2)  Annualized
(3) The ratio of expenses before expense reimbursements to average net assets, excluding interest expense, is 1.35%
(4) The ratio of expenses to average net assets, excluding interest expense, is 1.25%

See notes to financial statements

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

1. ORGANIZATION
The Yacktman Funds, Inc. (comprised of The Yacktman Fund and The Yacktman Focused Fund, hereafter referred to as the "Funds") is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Funds consist of two investment portfolios: The Yacktman Fund is a diversified fund that commenced operations July 6, 1992 and The Yacktman Focused Fund is a non-diversified fund that commenced operations May 1, 1997. The objective of each of the Funds is to produce long-term capital appreciation with current income as a secondary objective. Yacktman Asset Manage ment Co. is the Funds' investment adviser (the "Adviser").

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions during the reporting period. Actual results could differ from those estimates.

A) INVESTMENT VALUATION - Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities that are traded on the Nasdaq National Market or the Nasdaq Smallcap Market are valued at the Nasdaq Official Closing Price. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Short-term debt instruments maturing within 60 days are valued by the amortized cost method, which approximates fair value. Options written or purchased by The Yacktman Focused Fund are valued at the last sales price if such last sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser under the direction of the Board of Directors.

--------------------------------------------------------------------------------

B) OPTIONS - Premiums received by The Yacktman Focused Fund upon writing options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current value of the options are recorded in unrealized gains and losses. When an option expires, is exercised, or is closed, the Fund realizes a gain or loss, and the liability is eliminated. The Fund continues to bear the risk of adverse movements in the price of the underlying security during the period of the option, although any potential loss would be reduced by the amount of option premium received. The Yacktman Focused Fund had no activity in written options for the six months ended June 30, 2004.

C) FEDERAL INCOME TAXES - It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is recorded.

D) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. Distri bu tions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Additionally, the Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

E) OTHER - Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Cont'd.)
June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

3. INVESTMENT TRANSACTIONS
For the six months ended June 30, 2004, the aggregate purchases and sales of securities, excluding short-term securities, were $18,624,038 and $41,190,728 for The Yacktman Fund and $5,723,722 and $21,261,768 for The Yacktman Focused Fund, respectively. For the six months ended June 30, 2004, there were no purchases or sales of U.S. Government securities for The Yacktman Fund and The Yacktman Focused Fund.

4. INVESTMENT ADVISORY AGREEMENT
The Funds have agreements with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of these agreements, The Yacktman Fund will pay the Adviser a monthly fee at the annual rate of 0.65% on the first $500,000,000 of average daily net assets, 0.60% on the next $500,000,000 of average daily net assets and 0.55% on average daily net assets in excess of $1,000,000,000, and The Yacktman Focused Fund will pay the Adviser a monthly fee at the annual rate of 1% of its average daily net assets. The Adviser has voluntarily agreed to reimburse The Yacktman Focused Fund for all expenses exceeding 1.25% of its average daily net assets (exclusive of interest, taxes, brokerage commissions and extraordinary expenses).

5. SECURITIES LENDING
The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Funds to approved brokers against the receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by the custodian in a money market pooled account approved by the Adviser. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 60% to the Funds and 40% to the custodian. As of June 30, 2004, The Yacktman Fund had on

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

loan securities valued at $91,836,990 and collateral of $95,479,320 and The Yacktman Focused Fund had on loan securities valued at $17,932,319 and collateral of $19,032,300.

6. LINE OF CREDIT
The Yacktman Fund and The Yacktman Focused Fund have established a line of credit ("LOC") with U.S. Bank, N.A. to be used for temporary or emergency purposes, primarily for financing redemption payments. The LOC will mature, unless renewed, on March 31, 2005; the interest rate paid on borrowings is the Prime Rate minus 1/2%. For The Yacktman Fund, borrowing under the LOC is limited to the lesser of $15,000,000, 10% of the pre-borrowing net assets of the Fund, 10% of the market value of the assets of the Fund, or 10% of the sum of the fair market value of certain assets of the Fund. For The Yacktman Focused Fund, borrowing under the LOC is limited to the lesser of $35,000,000, 50% of the pre-borrowing net assets of the Fund, 50% of the market value of the assets of the Fund, or 50% of the sum of the fair market value of certain assets of the Fund. At June 30, 2004, The Yacktman Fund and The Yacktman Focused Fund had no outstanding borrowings under the LOC. During the six months ended June 30, 2004, The Yacktman Fund and The Yacktman Focused Fund had no outstanding daily balances. Interest expense for The Yacktman Fund and The Yacktman Focused Fund amounted to $0 and $0, respectively, for the six months ended June 30, 2004.

7. TAX INFORMATION
The following information for the Funds is presented on an income tax basis as of June 30, 2004:
                                       THE YACKTMAN       THE YACKTMAN
                                           FUND           FOCUSED FUND

Cost of investments                   $385,842,067        $109,118,892
                                     =============       =============
Gross unrealized appreciation        $  77,722,687       $  18,500,344
Gross unrealized depreciation         (11,715,436)         (5,333,475)
                                     -------------       -------------
Net unrealized appreciation
  on investments                     $  66,007,251       $  13,166,869
                                     =============       =============

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (Cont'd.)
June 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.
The tax character of distributions paid during the years ended December 31, 2003 and 2002 were as follows:

                                       THE YACKTMAN       THE YACKTMAN
                                           FUND           FOCUSED FUND

2003
Ordinary income                         $7,771,809            $505,991
Long-term capital gains                $15,261,663            $778,448

2002
Ordinary income                         $3,427,806            $701,196
Long-term capital gains                          -                   -

During the year ended December 31, 2003, the Funds utilized $3,218,408 and $3,653,039 of capital loss carryforwards, for The Yacktman Fund and The Yacktman Focused Fund, respectively.

As of December 31, 2003, the components of accumulated earnings on a tax basis were as follows:

                                       THE YACKTMAN       THE YACKTMAN
                                           FUND           FOCUSED FUND

Undistributed ordinary income                   $-                  $-
Undistributed long-term
  capital gains                                  -           1,229,558
                                     -------------       -------------
Accumulated earnings                             -           1,229,558
Net unrealized appreciation
  on investments                        84,020,211          20,838,261
                                     -------------       -------------
Total accumulated earnings             $84,020,211         $22,067,819
                                     =============       =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

8.  ADDITIONAL TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2003, 100% of the dividends paid from net investment income, not including short-term capital gains (if any), for The Yacktman Fund and The Yacktman Focused Fund qualify for the dividends received deduction available to corporate shareholders.

For the year ended December 31, 2003, 82.59% and 100.00% of the dividends paid from net investment income, not including short-term capital gains (if any), for The Yacktman Fund and The Yacktman Focused Fund, respectively, are designated as qualified dividend income.

The Funds hereby designate approximately, $19,658,253 and $847,168 as capital gain distributions for The Yacktman Fund and The Yacktman Focused Fund, respectively, for the purposes of the dividends paid deduction. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PROXY VOTING POLICIES AND PROCEDURES
--------------------------------------------------------------------------------
For a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please call 1-800-525-8258 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the Web site of the Securities and Exchange Commission at http://www.sec.gov. After August 31, 2004, information on how the Funds voted proxies relating to portfolio securities during the twelve month period ending June 30, 2004, will be available without charge, upon request, by calling 1-800-525-8258 or by accessing the Web site of the Securities and Exchange Commission.

                      This page intentionally left blank.

FOR FUND INFORMATION AND
SHAREHOLDER SERVICES, CALL
1-800-525-8258
WEB SITE: WWW.YACKTMAN.COM

THE YACKTMAN FUNDS, INC.
Shareholder Services Center
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202-5207

--------------------------------------------------------------------------------
YA-410-0804

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.  EXHIBITS.

(1) Certifications required pursuant to Section 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Yacktman Funds, Inc.

By:  /s/ Donald A. Yacktman
     -------------------------
     Donald A. Yacktman
     Principal Executive Officer

Date: August 23, 2004
     -------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Donald A. Yacktman
     -------------------------
     Donald A. Yacktman
     Principal Executive Officer

Date: August 23, 2004
     -------------------------


By:  /s/ Donald A. Yacktman
     -------------------------
     Donald A. Yacktman
     Principal Financial Officer

Date: August 23, 2004
     -------------------------